UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KR Capital Advisors, Inc.
Address: 450 Park Avenue
         Suite 3000
         New York, NY 10022

13F File Number:   28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard Kravitz
Title:        Vice President
Phone:        212-888-6300
Signature, Place, and Date of Signing:

    Richard Kravitz          New York, New York       February 8, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:     1

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $2,136,498


List of Other Included Managers:

    No.  13F File Number     Name

    01   28-6772        KR Capital Partners I, L.P.

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T Corporation            COM              001957109    76524  1506000 SH
     SOLE                  1286550            219450
Abbott Laboratories            COM              002824100    44229  1218000 SH
     SOLE                  1041400            176600
Aetna Inc.                     COM              008117103    40905   732900 SH
     SOLE                   625700            107200
                                                              5581   100000 SH
     DEFINED 01             100000
Allegheny Technologies Inc     COM              01741R102    22366   996812 SH
     SOLE                   823637            173175
American International Group,  COM              026874107   170363  1575610 SH
     SOLE                  1341244            234366
                                                             12597   116500 SH
     DEFINED 01             116500
Aventis SA                     COM              053561106    21644   380559 SH
     SOLE                   325422             55137
Avon Products, Inc.            COM              054303102    18698   566600 SH
     SOLE                   500800             65800
                                                              3818   115700 SH
     DEFINED 01             115700
Brunswick Corp.                COM              117043109    53202  2391100 SH
     SOLE                  2042000            349100
                                                              4797   215600 SH
     DEFINED 01             215600
Canadian Natl Ry Co.           COM              136375102    30780  1161500 SH
     SOLE                  1147700             13800
Citigroup Inc.                 COM              172967101   128833  2313498 SH
     SOLE                  1961953            351545
                                                             12530   225000 SH
     DEFINED 01             225000
Cooper Cameron Corp.           COM              216640102    52174  1066130 SH
     SOLE                   910030            156100
Corning Inc.                   COM              219350105    91920   712900 SH
     SOLE                   607900            105000
Eastman Chemical Company       COM              277432100    57263  1200800 SH
     SOLE                  1039300            161500
                                                              5331   111800 SH
     DEFINED 01             111800
Eastman Kodak Co.              COM              277461109    54229   818550 SH
     SOLE                   666950            151600
                                                              6625   100000 SH
     DEFINED 01             100000
El Paso Energy Corp.           COM              283905107    42139  1085700 SH
     SOLE                   896000            189700
First Union Corp.              COM              337358105    42730  1297300 SH
     SOLE                  1107200            190100
Fox Entertainment Group Inc.   COM              35138t107    49611  1989400 SH
     SOLE                  1700800            288600
                                                              5736   230000 SH
     DEFINED 01             230000
General Mtrs Corp Cl H         COM              370442832    49037   510800 SH
     SOLE                   436000             74800
Global Crossing Ltd.           COM              G3921A100     3000    60000 SH
     DEFINED 01              60000
Goldman Sachs Group Inc.       COM              38141G104    86549   918900 SH
     SOLE                   783900            135000
Hilton Hotels Corp.            COM              432848109    24386  2550200 SH
     SOLE                  2203700            346500
                                                              2391   250000 SH
     DEFINED 01             250000
Honeywell International Inc.   COM              438516106    61606  1067920 SH
     SOLE                   889220            178700
Household Intl Inc.            COM              441815107    93066  2498412 SH
     SOLE                  2088312            410100
                                                              5845   156900 SH
     DEFINED 01             156900
Investor AB - B SHS            COM              004469630     5636   400000 SH
     DEFINED 01             400000
Jones Apparel Group Inc.       COM              480074103     3391   125000 SH
     DEFINED 01             125000
Koninklijke Philips Electronic COM              500472204    81534   603952 SH
     SOLE                   515472             88480
Loral Space & Communicat       COM              G56462107    24009   987500 SH
     SOLE                   843300            144200
MCI Worldcom Inc.              COM              55268B106    51477   970113 SH
     SOLE                   829750            140362
Newell Rubbermaid Inc.         COM              651229106    35566  1226400 SH
     SOLE                  1064800            161600
                                                              7250   250000 SH
     DEFINED 01             250000
Pepsico Inc.                   COM              713448108     3719   105500 SH
     DEFINED 01             105500
Primedia Inc.                  COM              74157K101     6393   387450 SH
     SOLE                   382350              5100
Rockwell International Corp.   COM              773903109    41986   877000 SH
     SOLE                   748300            128700
Schlumberger Ltd.              COM              806857108    46651   831200 SH
     SOLE                   707800            123400
Sealed Air Corp.               COM              81211K100    74941  1446396 SH
     SOLE                  1232496            213900
Servicemaster Company          COM              81760n109     3078   250000 SH
     DEFINED 01             250000
Solutia Inc.                   COM              834376105     3087   200000 SH
     SOLE                   200000
                                                              6561   425000 SH
     DEFINED 01             425000
Sybron Intl Corp.              COM              87114F106    31183  1263100 SH
     SOLE                  1248100             15000
Tenet Healthcare Corp.         COM              88033G100    33036  1405800 SH
     SOLE                  1182500            223300
The Scotts Company Cl A        COM              810186106     8300   206200 SH
     DEFINED 01             206200
Transocean Sedco Forex Inc.    COM              G90078109     5421   160909 SH
     SOLE                   137020             23889
Tyco Intl Ltd.                 COM              902124106    63008  1615580 SH
     SOLE                  1381580            234000
                                                              5850   150000 SH
     DEFINED 01             150000
Viacom Inc Cl B                COM              925524308    80413  1330508 SH
     SOLE                  1198408            132100
Wells Fargo & Co.              COM              949746101    36499   902600 SH
     SOLE                   752200            150400
                                                              4044   100000 SH
     DEFINED 01             100000
Westpoint Stevens Inc.         COM              961238102    32441  1853800 SH
     SOLE                  1601500            252300
                                                              4375   250000 SH
     DEFINED 01             250000
York Intl Corp New             COM              986670107    45175  1646475 SH
     SOLE                  1402250            244225
                                                             10975   400000 SH
     DEFINED 01             400000